SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Product Information [Line Items]
Cash balances FDIC			$ 250,000		$ 250,000
Stock based compensation	$ 15,975	$ 0
Sales and advertisting expense			$ 96,000	$ 89,710	807,329	$ 112,808
Advertising [Member]
Product Information [Line Items]
Sales and advertisting expense					$ 807,329	$ 112,808